Schedule of Other Non-Financial Assets (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Other Assets
Prepayments of seed assets			$ 3,672,697
Prepayments	58,025
Tax prepayment	619,932		253,760
Other current assets	321,203	201,830	299,555
Total other current assets	999,160	201,830	553,315
Prepayment of equipment		$ 429,841